Borrowings	6 Months Ended
Jun. 30, 2020
Borrowings
Borrowings

9. Borrowings

An analysis of the borrowings is as follows:

	December 31, 2019	June 30, 2020
Amounts due within one year	268,090	477,890
Less: unamortized deferred loan/bond issuance costs	(12,668)	(12,690)
Borrowings, current portion	255,422	465,200
Amounts due after one year	2,930,221	2,946,552
Less: unamortized premium	1,457	1,128
Less: unamortized deferred loan/bond issuance costs	(39,705)	(39,838)
Borrowings, non-current portion	2,891,973	2,907,842
Total	3,147,395	3,373,042

Bank Loans

The main terms of the Group’s loan facilities in existence as of December 31, 2019 have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2019. Refer to Note 13 "Borrowings".

During the six months ended June 30, 2020, the Group drew down $100,000 under the revolving credit facility of the credit agreement of up to $1,050,000 entered into on July 19, 2016 (the "Legacy Facility Refinancing") and $152,525 and $149,386 under the Newbuilding Facility to partially finance the delivery of the GasLog Windsor and the GasLog Wales, respectively. In addition, the Group repaid $107,448 in accordance with the repayment terms under its loan facilities.

The carrying amount of the Group’s bank debt recognized in the unaudited condensed consolidated financial statements approximates its fair value after adjusting for the unamortized loan/bond issuance costs.

In July 2020, the Group successfully refinanced its debt facilities maturing in April and July 2021 (Note 22).

Bonds

The main terms of the Group’s bonds have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2019. Refer to Note 13 “Borrowings”.

On January 13, 2020 GasLog completed the exchange of $10,000 for the partial exchange of the outstanding 8.875% Senior Notes and, on January 31, 2020, GasLog repurchased and cancelled NOK 434,000 of the outstanding NOK 2021 Bonds at a price of 104.0% par value resulting in a loss of $1,937.

The carrying amount under the NOK bond maturing in 2024 (the "NOK 2024 Bond”), net of unamortized financing costs, as of June 30, 2020 is $91,533 (carrying amount under the NOK 2021 Bonds and the NOK 2024 Bonds as of December 31, 2019: $149,433) while their fair value is $77,256 based on a USD/NOK exchange rate of 0.1033  as of June 30, 2020 (December 31,2019 :  $157,383,  based on a USD/NOK exchange rate of 0.1134).

The carrying amount under the 8.875% senior unsecured notes due in 2022, net of unamortized financing costs and premium as of June 30, 2020 is $313,344 (December 31, 2019: $322,938).

The Group was in compliance with its financial covenants as of June 30, 2020.